Assets held for sale	6 Months Ended
Jun. 30, 2020
Assets Held for Sale Disclosure [Abstract]
Assets held for sale
13.    ASSETS HELD FOR SALE

Assets classified as held for sale were acquired in connection with the acquisition Avon (Note 4). The following table shows the changes in the balance for the period ended on June 30, 2020:

Acquisition by Avon on January 3, 2020	186,518
Transfer to property, plant and equipment(a)	(39,186)
Transfer from property, plant and equipment(b)	16,210
Sale	(22,287)
Exchange variation	54,302
Balance on June 30, 2020	195,557

a)     During the first quarter of 2020, Avon decided not to proceed with the sale two properties. As a result, Avon reclassified such properties from held for sale to property, plant and equipment during the first quarter of 2020. At the time of reclassification, the Company recorded a true up on depreciation resulting in an immaterial impact.

b)     Includes a property that was classified as held for sale during the period.

On June 30, 2020, assets held for sale include two Avon properties with a carrying amount of R$ 195,557.